Label	Element	Value
NYLIM WMC Enduring Capital Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated September 25, 2026 (“Supplement”) to the Summary Prospectus dated February 28, 2026, as revised August 28, 2026, and the Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2026, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on September 23-24, 2026, the Board of Trustees (“Board”) of NYLIM Funds (“Trust”) considered and approved, among other related proposals: (i) appointing Los Angeles Capital Management LLC (“LACM”) as the Fund’s subadvisor and the related subadvisory agreement; (ii) changing the Fund’s name and modifying the Fund’s principal investment strategies, investment process and principal risks; (iii) adopting a non-fundamental investment policy pursuant to Rule 35d-1 (the “Names Rule”) of the Investment Company Act of 1940, as amended; and (iv) reducing the contractual management fee. These changes do not require shareholder approval.

As a result, effective on or about December 11, 2026, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1. Name Change. The name of the Fund is changed to NYLIM LACM Large Cap Core Fund.

2. Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table is updated to reflect the  following:

The contractual management fee rate is revised to read as follows: 0.52% on assets up to $500 million; 0.51% on assets from $500 million to $1 billion; and 0.48% on assets over $1 billion.

3. Principal Investment Strategies. The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities of large capitalization companies. Los Angeles Capital Management LLC, the Fund’s Subadvisor, defines large-capitalization securities as securities of companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the range of the Russell 1000® Index, which ranged from $623 million to $4.9 trillion as of July 31, 2026. The Fund may invest up to 20% of its assets in securities of companies with market capitalizations outside of the Russell 1000® Index.

Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: The Fund’s Subadvisor employs a quantitative investment process for security selection and risk management using a proprietary quantitative model. The model considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Utilizing these characteristics, the Subadvisor seeks to construct a forward-looking portfolio designed to manage risk and adapt to changing market conditions.

By including fundamental data inputs and, through the use of statistical tools, the model estimates expected returns through a multi-step process.

The Fund’s portfolio is rebalanced periodically using the model.

The Subadvisor seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. The Subadvisor may sell a security if it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis.

4. Principal Risks. The section of the Summary Prospectus and Prospectus entitled “Principal Risks” is revised as follows:

a. The “Emerging Markets Risk”, “Growth Stock Risk”, “Value Stock Risk”, “Foreign Securities Risk” and “Real Estate Investment Trust Risk” are deleted in their entirety.

 b. The “Portfolio Management Risk” is deleted in its entirety and replaced with the following:

 Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions.

 In addition, the selection of “Emerging Markets Risk”, “Growth Stocks Risk”, “Value Stocks Risk”, and “Foreign Securities and Currency Risk” for the Fund under the “More About Investment Strategies and Risks—Additional Information About Risks” section of the Prospectus is changed to reflect that each is an Additional Risk of the Fund.

5. Past Performance. The section of the Summary Prospectus and Prospectus entitled “Past Performance” is revised as follows:

a. The Russell 1000® Index replaces the S&P 500® Index as an additional index of the Fund. Accordingly, all references to the S&P 500® Index are replaced with references to the Russell 1000® Index.

b. The following is inserted as the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Past Performance”:

Effective December 11, 2026, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM WMC Enduring Capital Fund